Segment Analysis (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Segment Analysis

2	SEGMENT ANALYSIS

The Group has three reportable segments:

-	Producing assets
-	Exploration assets
-	Head office costs

The operating results of each of these segments are regularly reviewed by the board of Directors in order to make decisions about the allocation of resources and assess their performance:

The segmental results for the year ended 31 December 2011 are as follows:
	Producing	Exploration	Head Office
	Assets	Assets	Costs	Total
	US$’000	US$’000	US$’000	US$’000

Revenue	12,734	-	-	12,734
Cost of sales	(6,913)	-	–	(6,913)
Gross profit	5,821	-	-	5,821
Administrative expenses	(135)	-	(1,852)	(1,987)
Profit/(loss) from operations	5,686	-	(1,852)	3,834
Finance income	-	-	7	7
Finance expenses	-	(261)	(160)	(421)
Profit for the year	5,686	(261)	(2,005)	3,420

The segmental results for the year ended 31 December 2010 are as follows:

	Producing	Exploration	Head Office
	Assets	Assets	Costs	Total
	US$’000	US$’000	US$’000	US$’000

Revenue	6,068	-	-	6,068
Cost of sales	(4,009)	-	–	(4,009)
Gross profit	2,059	-	-	2,059
Administrative expenses	(120)	-	(2,277)	(2,397)
Profit/(loss) from operations	1,939	-	(2,277)	(338)
Finance income	-	-	15	15
Finance expenses	-	-	(235)	(235)
Profit for the year	1,939	-	(2,497)	(558)

The segmented assets and liabilities at 31 December 2011 are as follows:
	Producing	Exploration	Head Office
	Assets	Assets	Costs	Total
	US$’000	US$’000	US$’000	US$’000

Total non-current assets	5,811	50,730	101	56,642
Total current assets	3,173	418	1,089	4,680
Total assets	8,984	51,148	1,190	61,322
Total non-current liabilities	(15)	(9,914)	-	(9,929)
Total current liabilities	(3,685)	(213)	(66)	(3,964)
Total liabilities	(3,700)	(10,127)	(66)	(13,893)
Net assets	5,284	41,021	1,124	47,429

The segmented assets and liabilities at 31 December 2010 are as follows:
	Producing	Exploration	Head Office
	Assets	Assets	Costs	Total
	US$’000	US$’000	US$’000	US$’000

Total non-current assets	3,580	42,630	111	46,321
Total current assets	2,253	508	1,273	4,034
Total assets	5,833	43,138	1,384	50,355
Total non-current liabilities	(79)	(3,915)	-	(3,994)
Total current liabilities	(1,861)	(275)	(216)	(2,352)
Total liabilities	(1,940)	(4,190)	(216)	(6,346)
Net assets	3,893	38,948	1,168	44,009

Other segmented items 31 December 2011 are as follows:
	Producing	Exploration	Head Office
	Assets	Assets	Costs	Total
	US$’000	US$’000	US$’000	US$’000

Capital expenditure	6,923	8,100	11	15,034
Depreciation	4,692	-	26	4,718

Other segmented items 31 December 2010 are as follows:
	Producing	Exploration	Head Office
	Assets	Assets	Costs	Total
	US$’000	US$’000	US$’000	US$’000

Capital expenditure	1,896	1,771	105	3,772
Depreciation	2,415	-	39	2,454

Revenue
All of the 2011 revenues (2010 – 100%) were generated from Philippine based assets the Galoc, Nido & Matinloc fields.